As filed with the Securities and Exchange Commission on July 28, 2011

1933 Act File No. 2-27962 1940 Act File No. 811-1545

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 115 ☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 102 ☒

EATON VANCE SPECIAL INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (a)(1)
☒ on July 29, 2011 pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐ This post effective amendment designates a new effective date for a previously filed post-effective amendment.

Special Equities Portfolio has also executed this Registration Statement.

Explanatory Note

The Prospectus (Part A) and Statement of Additional Information (Part B) for Eaton Vance Special Equities Fund dated May 1, 2011, as previously filed electronically with the Securities and Exchange Commission on April 28, 2011 (Accession No. 0000940394-11-000483) are incorporated by reference into Parts A and B of this Post-Effective Amendment No. 115 to the Registration Statement of Eaton Vance Special Investment Trust (the “Amendment”), and Part A is hereby supplemented as indicated in the Amendment. This Amendment is being filed to supplement the Prospectus to add Class I shares of the Fund, a series of the Registrant.

EATON VANCE SPECIAL EQUITIES FUND Supplement to Prospectus dated May 1, 2011

1. As of the date of this Supplement, Eaton Vance Special Equities Fund now offers Class I Shares.

2. The following replaces "Fees and Expenses of the Fund" under "Fund Summaries - Eaton Vance Special Equities Fund":

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 43 of this Prospectus and page 32 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B	Class C	Class I

Management Fees	0.63%	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a
Other Expenses	0.51%	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	1.39%	2.14%	2.14%	1.14%

(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$708	$ 990	$1,292	$2,148	$708	$990	$1,292	$2,148
Class B shares	$717	$1,070	$1,349	$2,282	$217	$670	$1,149	$2,282
Class C shares	$317	$ 670	$1,149	$2,472	$217	$670	$1,149	$2,472
Class I shares	$116	$ 362	$ 628	$1,386	$116	$362	$ 628	$1,386

3. The following is added to the first paragraph under "Performance" in "Fund Summaries - Eaton Vance Special Equities Fund":

No performance is shown for Class I shares because they have not been offered prior to the date of this Prospectus.

July 29, 2011	5273-7/11	COMBEQPS1

PART C - OTHER INFORMATION

Item 28. Exhibits (with inapplicable items omitted)

(a)	(1)	Amended and Restated Declaration of Trust dated September 27, 1993, filed as Exhibit (1)(a) to
Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.
	(2)	Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(b) to Post-Effective
Amendment No. 48 filed October 10, 1997 (Accession No. 0000950156-97-000868) and
incorporated herein by reference.
	(3)	Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit (a)(1)(3) to Post-
Effective Amendment No. 90 filed August 28, 2008 (Accession No. 0000940394-08-001208)
and incorporated herein by reference.
	(4)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest
Without Par Value as amended and restated June 6, 2011 filed herewith.
(b)	(1)	By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.
	(2)	Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective
Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.
	(3)	Amendment to By-Laws dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment
No. 65 filed October 23, 2002 and incorporated herein by reference.
	(4)	Amendment to By-Laws dated February 7, 2005 filed as Exhibit (b)(4) to Post-Effective
Amendment No. 74 filed April 29, 2005 (Accession No. 0000940394-05-000457) and
incorporated herein by reference.
	(5)	Amendment to By-Laws dated December 11, 2006 filed as Exhibit (b)(5) to Post-Effective
Amendment No. 83 filed December 27, 2006 and incorporated herein by reference.
	(6)	Amendment to By-Laws dated August 11, 2008 filed as Exhibit (b)(6) to Post-Effective Amendment
No. 90 filed August 28, 2008 (Accession No. 0000940394-08-001208) and incorporated herein by reference.
(c)		Reference is made to Item 28(a) and 28(b) above.
(d)	(1)	Investment Advisory Agreement with Eaton Vance Management for EV Traditional Emerging Growth
Fund dated December 31, 1996 filed as Exhibit (5)(e) to Post-Effective Amendment No. 45 filed
December 31, 1996 (Accession No. 0000940394-96-000391) and incorporated herein by reference.
	(2)	Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Institutional Short
Term Income Fund dated October 21, 2002 filed as Exhibit (d)(2) to Post-Effective Amendment No.
66 filed December 30, 2002 (Accession No. 0000940394-02-000786) and incorporated herein by reference.
	(3)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton
Vance Small-Cap Value Fund, and Boston Management and Research dated April 13, 2004 filed as
Exhibit (d)(3) to Post-Effective Amendment No. 70 filed April 28, 2004 (Accession No.
0000940394-04-000434) and incorporated herein by reference.
	(4)	Investment Sub-Advisory Agreement between Boston Management and Research and Fox Asset
Management LLC for Eaton Vance Small-Cap Value Fund dated April 13, 2004 filed as Exhibit
(d)(4) to Post-Effective Amendment No. 70 filed April 28, 2004 and incorporated herein by reference.
	(5)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton
Vance Real Estate Fund, and Eaton Vance Management dated February 13, 2006 filed as Exhibit
(d)(5) to Post-Effective Amendment No. 75 filed February 14, 2006 and incorporated herein by reference.

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(6)		Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton
Vance Capital & Income Strategies Fund, and Eaton Vance Management dated November 13, 2006 filed as Exhibit (d)(6) to Post-Effective Amendment No. 83 filed December 27, 2006 and incorporated herein by reference.
(7)		Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton
Vance Equity Asset Allocation Fund, and Eaton Vance Management dated November 13, 2006 filed as Exhibit (d)(7) to Post-Effective Amendment No. 83 filed December 27, 2006 and incorporated herein by reference.
(8)	(a)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton
Vance Enhanced Equity Option Income Fund, and Eaton Vance Management dated February 11,
2008 filed as Exhibit (d)(8) to Post-Effective Amendment No. 87 filed February 28, 2008
(Accession No. 0000940394-08-000203) and incorporated herein by reference.
	(b)	Fee Reduction Agreement dated June 16, 2008 between Eaton Vance Special Investment Trust on behalf of Eaton Vance Enhanced Equity Option Income Fund and Eaton Vance Management filed as
Exhibit (d)(8)(b) to Post-Effective Amendment No. 90 filed August 28, 2008 (Accession No.
0000940394-08-001208) and incorporated herein by reference.
(9)	(a)	Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Risk
Advisors LLC for Eaton Vance Enhanced Equity Option Income Fund dated February 11, 2008 filed as Exhibit (d)(9) to Post-Effective Amendment No. 89 filed April 25, 2008 (Accession No.
0000940394-08-000678) and incorporated herein by reference.
	(b)	Fee Reduction Agreement dated June 16, 2008 between Eaton Vance Management and Parametric
Risk Advisors LLC for Eaton Vance Enhanced Equity Option Income Fund filed as Exhibit (d)(9)(b) to
Post-Effective Amendment No. 90 filed August 28, 2008 (Accession No. 0000940394-08-
001208) and incorporated herein by reference.
(10)	(a)	Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton
Vance Risk-Managed Equity Option Income Fund, and Eaton Vance Management dated February
11, 2008 filed as Exhibit (d)(10) to Post-Effective Amendment No. 87 filed February 28, 2008
(Accession No. 0000940394-08-000203) and incorporated herein by reference.
	(b)	Fee Reduction Agreement dated June 16, 2008 between Eaton Vance Special Investment Trust on behalf of Eaton Vance Risk-Managed Equity Option Income Fund and Eaton Vance Management
filed as Exhibit (a)(10)(b) to Post-Effective Amendment No. 90 filed August 28, 2008 (Accession
No. 0000940394-08-001208) and incorporated herein by reference.
(11)	(a)	Investment Sub-Advisory Agreement between Eaton Vance Management and Parametric Risk
Advisors LLC for Eaton Vance Risk-Managed Equity Option Income Fund dated February 11, 2008 filed as Exhibit (d)(11) to Post-Effective Amendment No. 89 filed April 25, 2008 (Accession No.
0000940394-08-000678) and incorporated herein by reference.
	(b)	Fee Reduction Agreement dated June 16, 2008 between Eaton Vance Management and Parametric
Risk Advisors LLC for Eaton Vance Risk-Managed Equity Option Income Fund filed as Exhibit
(d)(11)(b) to Post-Effective Amendment No. 90 filed August 28, 2008 (Accession No.
0000940394-08-001208) and incorporated herein by reference.
(12)		Investment Advisory and Administrative Services Agreement between Eaton Vance Special
Investment Trust, on behalf of Eaton Vance Commodity Strategy Fund, and Eaton Vance
Management dated April 7, 2010 filed as Exhibit (d)(12) to Post-Effective Amendment No. 105 filed April 29, 2010 (Accession No. 0000940394-10-000423) and incorporated herein by reference.
(13)		Investment Sub-Advisory Agreement between Eaton Vance Management and Armored Wolf, LLC dated April 7, 2010 filed as Exhibit (d)(13) to Post-Effective Amendment No. 105 filed April 29,
2010 (Accession No. 0000940394-10-000423) and incorporated herein by reference.

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	(14)		Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton
Vance Short Term Real Return Fund, and Eaton Vance Management dated March 30, 2010 filed as
Exhibit (d)(14) to Post-Effective Amendment No. 103 filed April 7, 2010 (Accession No.
0000940394-10-000357) and incorporated herein by reference.
	(15)		Investment Advisory and Administrative Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Option Absolute Return Strategy Fund, and Eaton Vance Management
dated August 9, 2010 filed as Exhibit (d)(15) to Post-Effective Amendment No. 108 filed
September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.
	(16)		Investment Sub-Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of
Eaton Vance Option Absolute Return Strategy Fund, and Parametric Risk Advisors LLC dated August
9, 2010 filed as Exhibit (d)(16) to Post-Effective Amendment No. 108 filed September 27, 2010
(Accession No. 0000940394-10-001000) and incorporated herein by reference.
(e)	(1)	(a)	Amended and Restated Distribution Agreement between Eaton Vance Special Investment Trust and
Eaton Vance Distributors, Inc. effective February 8, 2010 with attached Schedule A filed as Exhibit
(e)(1)(a) to Post-Effective Amendment No. 108 filed September 27, 2010 (Accession No.
0000940394-10-001000) and incorporated herein by reference.
		(b)	Amended Schedule A dated August 9, 2010 to the Amended and Restated Distribution Agreement
dated February 8, 2010 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 108 filed
September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.
	(2)		Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as
Exhibit (e)(2) to Post-Effective Amendment No. 85 filed April 26, 2007 and incorporated herein by reference.
(f)			The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1,
1994).
(g)	(1)		Master Custodian Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(1) to Post-Effective Amendment No. 125 of Eaton Vance Municipals Trust (File
Nos. 33-572, 811-4409) filed November 30, 2010 (Accession No. 0000940394-10-001163)
and incorporated herein by reference.
	(2)		Amended and Restated Services Agreement with State Street Bank & Trust Company dated
September 1, 2010 filed as Exhibit (g)(2) to Post-Effective Amendment No. 108 filed September
27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.
(h)	(1)	(a)	Management Contract between Eaton Vance Special Investment Trust (on behalf of certain of its series) and Eaton Vance Management filed as Exhibit (5)(a)(1) to Post-Effective Amendment No. 48
filed October 10, 1997 and incorporated herein by reference.
		(b)	Amended Schedule A-1 dated November 17, 1997 filed as Exhibit (5)(a)(2) to Post-Effective
Amendment No. 49 filed December 15, 1997 (Accession No. 0000950156-97-000988) and
incorporated herein by reference.
	(2)		Management Agreement between Eaton Vance Special Investment Trust on behalf of Eaton Vance
Institutional Short Term Treasury Fund and Eaton Vance Management filed as Exhibit (h)(2) to Post-
Effective Amendment No. 52 filed October 20, 1998 (Accession No. 0000950156-98-000643)
and incorporated herein by reference.
	(3)	(a)	Amended Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Schedule A) and Eaton Vance Management dated June 19,
1995 filed as Exhibit (9) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

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		(b)	Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services
Agreement filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.
	(4)	(a)	Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Schedule A) and Eaton Vance Management dated October 15, 2007 filed as Exhibit (h)(4)(a) to Post-Effective Amendment No. 86 filed December 14, 2007 (Accession No.
0000940394-07-002080) and incorporated herein by reference.
		(b)	Amendment to Schedule A dated April 28, 2011 to Administrative Services Agreement filed herewith.
	(5)		Administrative Services Agreement between Eaton Vance Special Investment Trust on behalf of
Eaton Vance Institutional Short Term Income Fund and Eaton Vance Management dated October
21, 2002 filed as Exhibit (h)(5) to Post-Effective Amendment No. 66 filed December 30, 2002 and incorporated herein by reference.
	(6)		Transfer Agency Agreement dated August 1, 2008 between PNC Global Investment Servicing Inc.
and Eaton Vance Management filed as Exhibit (h)(1) to Post-Effective Amendment No. 70 of Eaton
Vance Series Trust II (File Nos. 02-42722, 811-02258) (Accession No. 0000940394-08-
001324) filed October 27, 2008 and incorporated herein by reference.
	(7)		Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC Inc. and Eaton
Vance Management filed as Exhibit (h)(4) to Post-Effective No. 109 of Eaton Vance Mutual Funds
Trust (File Nos. 2-90946, 811-4015) filed August 25, 2005 (Accession No. 0000940394-05-
000983) and incorporated herein by reference.
	(8)		Expense Reduction Agreement effective March 27, 2006 between Eaton Vance Special Investment
Trust, Eaton Vance Management and Lloyd George Investment Management (Bermuda) Ltd. filed as
Exhibit (h)(8) to Post-Effective Amendment No. 77 filed April 27, 2006 (Accession No.
0000940394-06-000423) and incorporated herein by reference.
	(9)		Fee Reduction Agreement dated October 15, 2007 between Eaton Vance Special Investment Trust on behalf of Eaton Vance Balanced Fund and Eaton Vance Management filed as Exhibit (h)(9) to
Post-Effective Amendment No. 86 filed December 14, 2007 (Accession No. 0000940394-07-
002080) and incorporated herein by reference.
	(10)	(a)	Expense Waivers/Reimbursements Agreement between Eaton Vance Management and the Trusts
(on behalf of certain of their series) listed on Schedule A thereto dated October 16, 2007 filed as
Exhibit (h)(5) to Post-Effective Amendment No. 131 of Eaton Vance Mutual Funds Trust (File Nos.
02-90946, 811-4015) filed November 26, 2007 (Accession No. 0000940394-07-002010) and
incorporated herein by reference.
		(b)	Amended Schedule A effective June 1, 2011 to the Expense Waivers/Reimbursements Agreement
dated October 16, 2007 filed as Exhibit (h)(4)(b) to Post-Effective Amendment No. 37 of Eaton
Vance Municipals Trust II (File Nos. 33-71320 and 811-8134) filed May 26, 2011 (Accession No.
0000940394-11-000618) and incorporated herein by reference.
(i)	(1)		Opinion of Internal Counsel dated April 28, 2011 filed as Exhibit (i) to Post-Effective Amendment
No. 113 filed April 28, 2011 (Accession No. 0000940394-11-000483) and incorporated herein by reference.
	(2)		Consent of Internal Counsel dated July 28, 2011 filed herewith.
(j)			Consent of Independent Registered Public Accounting Firm for Eaton Vance Special Equities Fund
dated July 28, 2011 filed herewith.
(m)	(1)	(a)	Eaton Vance Special Investment Trust Class A Distribution Plan adopted June 23, 1997 and amended April 24, 2006 with attached Schedule A filed as Exhibit (m)(1)(a) to Post-Effective
Amendment No. 81 filed July 7, 2006 and incorporated herein by reference.

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		(b)	Amended Schedule A to Class A Distribution Plan dated August 9, 2010 filed as Exhibit (m)(1)(b)
to Post-Effective Amendment No. 108 filed September 27, 2010 (Accession No. 0000940394-10-
001000) and incorporated herein by reference.
	(2)	(a)	Eaton Vance Special Investment Trust Class A Distribution Plan adopted June 23, 1997 (for each of its Series listed on Schedule A) filed as Exhibit (15)(b) to Post-Effective Amendment No. 48 filed
October 10, 1997 and incorporated herein by reference.
		(b)	Amended Schedule A-1 dated November 17, 1997 filed as Exhibit (15)(b)(1) to Post-Effective
Amendment No. 49 filed December 17, 1997 and incorporated herein by reference.
	(3)		Eaton Vance Special Investment Trust Class A Distribution Plan adopted April 28, 2011 (for each of its Series listed on Schedule A) filed as Exhibit (m)(3) to Post-Effective Amendment No. 113 filed
April 28, 2011 (Accession No. 0000940394-11-000483) and incorporated herein by reference.
	(4)	(a)	Eaton Vance Special Investment Trust Class B Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(c) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.
		(b)	Amended Schedule A to Class B Distribution Plan filed as Exhibit (m)(3)(b) to Post-Effective
Amendment No. 64 filed August 23, 2002 (Accession No. 0000940394-02-000512) and
incorporated herein by reference.
	(5)	(a)	Eaton Vance Special Investment Trust Class C Distribution Plan adopted June 23, 1997 filed as
Exhibit (15)(d) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.
		(b)	Amended Schedule A to Class C Distribution Plan filed as Exhibit (m)(4)(b) to Post-Effective
Amendment No. 86 filed December 14, 2007 (Accession No. 0000940394-07-002080) and
incorporated herein by reference.
	(6)	(a)	Eaton Vance Special Investment Trust Class C Distribution Plan adopted February 8, 2010 filed as
Exhibit (m)(4) to Post-Effective Amendment No. 103 filed April 6, 2010 (Accession No.
0000940394-10-000357) and incorporated herein by reference.
		(b)	Amended Schedule A to Class C Distribution Plan dated August 9, 2010 filed as Exhibit (m)(5)(b)
to Post-Effective Amendment No. 108 filed September 27, 2010 (Accession No. 0000940394-10-
001000) and incorporated herein by reference.
	(7)	(a)	Eaton Vance Special Investment Trust Class R Distribution Plan adopted June 16, 2003 filed as
Exhibit (5)(a) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.
		(b)	Amended Schedule A to Class R Distribution Plan effective June 15, 2009 filed as Exhibit (m)(5)(b)
to Post-Effective Amendment No. 96 filed July 30, 2009 (Accession No. 0000940394-09-
000577) and incorporated herein by reference.
(n)	(1)		Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as
Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance Mutual Funds Trust (File Nos. 02-
90946, 811-4015) filed August 10, 2007 (Accession No. 0000940394-07-000956) and
incorporated herein by reference.
	(2)		Schedule A effective May 25, 2011 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(2) to Post-Effective Amendment No. 170 of Eaton Vance Mutual Funds Trust (File Nos. 02-
90946, 811-4015) filed May 25, 2011 (Accession No. 0000940394-11-000607) and incorporated herein by reference.
	(3)		Schedule B effective May 2, 2011 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(3) to Post-Effective Amendment No. 170 of Eaton Vance Mutual Funds Trust (File Nos. 02-
90946, 811-4015) filed May 25, 2011 (Accession No. 0000940394-11-000607) and incorporated herein by reference.

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	(4)	Schedule C effective May 2, 2011 to Amended and Restated Multiple Class Plan filed as Exhibit
(n)(4) to Post-Effective Amendment No. 170 of Eaton Vance Mutual Funds Trust (File Nos. 02-
90946, 811-4015) filed May 25, 2011 (Accession No. 0000940394-11-000607) and incorporated herein by reference.
(p)	(1)	Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and
Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised July 15, 2011 filed as Exhibit (p) to Post-Effective Amendment No. 58 of Eaton Vance
Investment Trust (File Nos. 33-1121, 811-4443) filed July 27, 2011 (Accession No.
0000940394-11-000910) and incorporated herein by reference.
	(2)	Code of Ethics adopted by the Lloyd George Management Group, which includes: Lloyd George
Management (BVI) Ltd, Lloyd George Investment Management (Bermuda) Ltd, Lloyd George
Management (Hong Kong) Ltd, Lloyd George Investment Management (Hong Kong) Limited, Lloyd
George Management (Europe) Ltd, Lloyd George Management (Singapore) Pte Ltd and the LGM
Funds effective December 2004, as revised October 2008 filed as Exhibit (p)(2) to Post-Effective
Amendment No. 102 of Eaton Vance Growth Trust (File Nos. 2-22019 and 811-1241) filed
December 24, 2008 (Accession No. 0000940394-08-001633) and incorporated herein by reference.
	(3)	Code of Ethics & Business Conduct adopted by Fox Asset Management, LLC effective January 31,
2006, as revised December 2, 2009 filed as Exhibit (p)(3) to Post-Effective Amendment No. 100 and incorporated herein by reference.
	(4)	Code of Ethics adopted by Parametric Risk Advisors LLC effective January 8, 2008 filed as Exhibit
(p)(4) to Post-Effective Amendment No. 92 filed February 26, 2009 (Accession No. 0000940394-
09-000145) and incorporated herein by reference.
	(5)	Code of Ethics adopted by Armored Wolf, LLC effective May 1, 2009 filed as Exhibit (p)(5) to Post-
Effective Amendment No. 104 filed April 7, 2010 (Accession No. 0000940394-10-000360) and incorporated herein by reference.
	(6)	Code of Business Conduct and Ethics adopted by Atlanta Capital Management Company, LLC effective January 1, 2006 as revised January 4, 2010 filed as Exhibit (p)(2) to Post-Effective
Amendment No. 161 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed
August 25, 2010 (Accession No. 0000940394-10-000859) and incorporated herein by reference.
	(7)	Code of Ethics adopted by Eagle Global Advisors, LLC effective May 14, 2004 (as revised October
19, 2009) filed as Exhibit (p)(5) to Post-Effective Amendment No. 106 of Eaton Vance Growth Trust
(File Nos. 2-22019, 811-1241) filed October 28, 2009 (Accession No. 0000940394-09-
000808) and incorporated herein by reference.
(q)	(1)	Power of Attorney for Eaton Vance Special Investment Trust dated November 1, 2005 filed as
Exhibit (q) to Post-Effective Amendment No. 102 of Eaton Vance Municipals Trust (File Nos. 33-52,
811-4409) filed November 29, 2005 (Accession No. 0000940394-05-001357) and
incorporated herein by reference.
	(2)	Power of Attorney for Capital Growth Portfolio, Emerging Markets Portfolio, Investment Grade
Income Portfolio, Large Cap Core Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio,
Special Equities Portfolio, South Asia Portfolio and Utilities Portfolio dated November 1, 2005, filed as Exhibit (q)(2) to Post-Effective Amendment No. 93 of Eaton Vance Growth Trust (File Nos. 2-
22019, 811-1241) filed December 23, 2005 (Accession No. 0000940394-05-001402) and
incorporated herein by reference.
	(3)	Power of Attorney for Capital Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth
Portfolio, South Asia Portfolio and Utilities Portfolio dated November 1, 2005, filed as Exhibit (q)(3)
to Post-Effective Amendment No. 93 of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241)
filed December 23, 2005 (Accession No. 0000940394-05-001402) and incorporated herein by reference.

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(4)	Power of Attorney for Special Equities Portfolio filed as Exhibit (q)(5) to Post-Effective Amendment
No. 93 of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) filed December 23, 2005
(Accession No. 0000940394-05-001402) and incorporated herein by reference.
(5)	Power of Attorney for Eaton Vance Special Investment Trust dated November 1, 2005 filed as
Exhibit (q)(2) to Post-Effective Amendment No. 94 of Eaton Vance Growth Trust (File Nos. 2-
22019, 811-1241) filed January 27, 2006 (Accession No. 0000940394-06-001402) and
incorporated herein by reference.
(6)	Powers of Attorney for Emerging Markets Portfolio and South Asia Portfolio dated November 1,
2005 filed as Exhibit (q)(7) to Post-Effective Amendment No. 94 of Eaton Vance Growth Trust (File
Nos. 2-22019, 811-1241) filed January 27, 2006 (Accession No. 0000940394-06-001402)
and incorporated herein by reference.
(7)	Power of Attorney for Eaton Vance Special Investment Trust dated January 25, 2006, filed as
Exhibit (q)(2) to Post-Effective Amendment No. 104 of Eaton Vance Growth Trust (File Nos. 33-
572, 811-4409) filed January 30, 2006 (Accession No. 0000940394-06-001408) and
incorporated herein by reference.
(8)	Power of Attorney for Capital Growth Portfolio, Emerging Markets Portfolio, Investment Grade
Income Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia Portfolio and
Utilities Portfolio dated January 25, 2006 filed as Exhibit (q)(8) to Post-Effective Amendment No.
75 filed February 14, 2006 (Accession No. 0000940394-06-000187) and incorporated herein by reference.
(9)	Power of Attorney for Investment Grade Income Portfolio and Large-Cap Core Portfolio dated
November 1, 2005 filed as Exhibit (q)(17) to Post-Effective Amendment No. 112 of Eaton Vance
Mutual Funds Trust (File Nos. 2-90946, 811-4015) filed February 27, 2006 (Accession No.
0000940394-06-000201) and incorporated herein by reference.
(10)	Powers of Attorney for Special Investment Trust dated April 23, 2007 filed as Exhibit (q)(10) to
Post-Effective Amendment No. 85 filed April 26, 2007 and incorporated herein by reference.
(11)	Power of Attorney for Capital Growth Portfolio, Emerging Markets Portfolio, Investment Portfolio,
Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia
Portfolio, Special Equities Portfolio and Utilities Portfolio dated April 23, 2007 filed as Exhibit
(q)(11) to Post-Effective Amendment No. 85 filed April 26, 2007 and incorporated herein by reference.
(12)	Power of Attorney for Capital Growth Portfolio, Emerging Markets Portfolio, Investment Grade
Income Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia Portfolio and
Utilities Portfolio dated April 23, 2007 filed as Exhibit (q)(12) to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-07-000430) and incorporated herein by reference.
(13)	Power of Attorney for Special Equities Portfolio dated April 23, 2007 filed as Exhibit (q)(13) to Post-
Effective Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-07-000430) and
incorporated herein by reference.
(14)	Power of Attorney for International Equity Portfolio dated April 23, 2007 filed as Exhibit (q)(14) to
Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-07-000430)
and incorporated herein by reference.
(15)	Power of Attorney for Capital Growth Portfolio, Growth Portfolio, International Equity Portfolio, Large-
Cap Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, Special Equities
Portfolio and Utilities Portfolio dated April 23, 2007 filed as Exhibit (q)(15) to Post-Effective
Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-07-000430) and
incorporated herein by reference.
(16)	Power of Attorney for Investment Grade Income Portfolio dated April 23, 2007 filed as Exhibit
(q)(16) to Post-Effective Amendment No. 85 filed April 26, 2007 (Accession No. 0000940394-
07-000430) and incorporated herein by reference.

C-7

(17)	Power of Attorney for Eaton Vance Special Investment Trust dated November 12, 2007 filed filed as
Exhibit (q)(17) to Post-Effective Amendment No. 86 filed December 14, 2007 (Accession No.
0000940394-07-002080) and incorporated herein by reference.
(18)	Power of Attorney for Eaton Vance Special Investment Trust dated January 1, 2008 filed as Exhibit
(q)(18) to Post-Effective Amendment No. 87 filed February 28, 2008 (Accession No.
0000940394-08-000203) and incorporated herein by reference.
(19)	Power of Attorney for Boston Income Portfolio, Capital Growth Portfolio, Dividend Builder Portfolio,
Emerging Markets Portfolio, International Equity Portfolio, Investment Grade Income Portfolio,
Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, South Asia
Portfolio, and Special Equities Portfolio dated January 1, 2008 filed as Exhibit (q)(19) to Post-
Effective Amendment No. 89 filed April 25, 2008 (Accession No. 0000940394-08-000678) and
incorporated herein by reference.
(20)	Power of Attorney for Eaton Vance Special Investment Trust dated November 17, 2008 filed as
Exhibit (n)(20) to Post-Effective Amendment No. 91 filed January 2, 2009 (Accession No.
0000940394-09-000005) and incorporated herein by reference.
(21)	Power of Attorney for Boston Income Portfolio, Capital Growth Portfolio, Dividend Builder Portfolio,
Emerging Markets Portfolio, Greater India Portfolio, International Equity Portfolio, Investment Grade
Income Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Portfolio and
Special Equities Portfolio dated November 17, 2008 filed as Exhibit (n)(21) to Post-Effective
Amendment No. 91 filed January 2, 2009 (Accession No. 0000940394-09-000005) and
incorporated herein by reference.
(22)	Power of Attorney for Inflation-Linked Securities Portfolio dated February 8, 2010 filed as Exhibit
(q)(22) to Post-Effective Amendment No. 102 filed March 29, 2010 (Accession No. 0000940394-
10-000325) and incorporated herein by reference.
(23)	Power of Attorney for Eaton Vance Special Investment Trust dated February 7, 2011 filed as Exhibit
(q)(23) to Post-Effective Amendment No. 109 filed February 24, 2011 (Accession No.
0000940394-11-000182) and incorporated herein by reference.

Item 29. Persons Controlled by or Under Common Control

     Not applicable

Item 30. Indemnification

     Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 31. Business and other Connections of Investment Advisers

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930), Boston Management and Research (File No. 801-43127), Lloyd George Investment Management (Bermuda) Ltd. (File No. 801-40889), Fox Asset Management, LLC (File No. 801-26379), Parametric Portfolio Associates LLC (File No. 801-60485), Parametric Risk Advisors LLC (File No. 801-67738), Armored Wolf, LLC (File No. 801-70152), Atlanta Capital Management Company, LLC (File No. 801-52179) and Eagle Global Advisors, LLC (File No. 801-53294) filed with the Commission, all of which are incorporated herein by reference.

C-8

Item 32. Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance
Corp., is the principal underwriter for each of the registered investment companies named below:

	Eaton Vance Growth Trust	Eaton Vance Mutual Funds Trust
	Eaton Vance Investment Trust	Eaton Vance Series Trust II
	Eaton Vance Managed Income Term Trust	Eaton Vance Special Investment Trust
	Eaton Vance Municipals Trust	Eaton Vance Variable Trust
Eaton Vance Municipals Trust II

(b)
(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Julie Andrade	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Matthew Bennett	Vice President	None
Brian Blair	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Mark Burkhard	Vice President	None
Peter Campagna	Vice President	None
Eric Caplinger	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Adam Cole	Vice President	None
Michael Collins	Vice President	None
Eric Cooper	Vice President	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Rob Curtis	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Dachille	Vice President	None
Keith Darby	Vice President	None
Kevin Darrow	Vice President	None
Drew Devereaux	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	Trustee
Daniel Flynn	Vice President	None
James Foley	Vice President	None

J. Timothy Ford	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
Bradford Godfrey	Vice President	None
David Gordon	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Dori Hetrick	Vice President	None
Toebe Hinckle	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Thomas Hughes	Vice President	None
Jonathan Isaac	Vice President	None
Elizabeth Johnson	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None
Joseph Kosciuszek	Vice President	None
Kathleen Krivelow	Vice President	None
David Lefcourt	Vice President	None
Paul Leonardo	Vice President	None
Lauren Loehning	Vice President	None
John Loy	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Michael Maguire	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Daniel J. McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
Shannon McHugh-Price	Vice President	None
Jac McLean	Senior Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Matthew Navins	Vice President	None
Mark D. Nelson	Vice President	None

Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Paul Nobile	Senior Vice President	None
Andrew Ogren	Vice President	None
Philip Pace	Vice President	None
Steve Pietricola	Vice President	None
John Pumphrey	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Kevin Rookey	Vice President	None
Scott Ruddick	Senior Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Kerry Smith	Vice President	None
Jamie Smoller	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Wayne Taylor	Vice President	None
Stefan Thielen	Vice President	None
John M. Trotsky	Vice President	None
Geoffrey Underwood	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Robert J. Whelan	Vice President and Director	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Joseph Yasinski	Vice President	None
John Young	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

________________________
* Address is Two International Place, Boston, MA 02110

     (c) Not applicable

Item 33. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, BNY Mellon Asset Servicing, 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research, both located at Two International Place, Boston, MA 02110, Lloyd George Investment Management (Bermuda) Limited, located at Suite 3808, One Exchange Square, Central, Hong Kong, Fox Asset Management LLC located at 331 Newman Springs Road, Suite 122, Red Bank, NJ 07701, Parametric Portfolio Associates LLC located at 1918 8th Avenue, Suite 3100, Seattle, WA 98101, Parametric Risk Advisors LLC located at 274 Riverside Avenue, Westport, CT 06880, Armored Wolf, LLC located at 65 Enterprise, Aliso Viejo, CA 92656, Atlanta Capital Management Company, LLC located at 1075 Peachtree Street NE, Suite 2100, Atlanta, GA 30309 and Eagle Global Advisors, L.L.C. located at 5847 San Felipe, Suite 930, Houston, TX 77057.

Item 34. Management Services

     Not applicable

Item 35. Undertakings

     None.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on July 28, 2011.

EATON VANCE SPECIAL INVESTMENT TRUST By: /s/ Duncan W. Richardson Duncan W. Richardson, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on July 28, 2011.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Special Equities Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 28, 2011.

SPECIAL EQUITIES PORTFOLIO By: /s/ Nancy B. Tooke Nancy B. Tooke, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on July 28, 2011.

Signature	Title

/s/ Nancy B. Tooke	President (Chief Executive Officer)
Nancy B. Tooke

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald a. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.			Description
(a)	(4)		Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest
			Without Par Value as amended and restated June 6, 2011

(h)	(4)	(b)	Amendment to Schedule A dated April 28, 2011 to Administrative Services Agreement

(i)	(2)		Consent of Internal Counsel dated July 28, 2011

(j)			Consent of Independent Registered Public Accounting Firm for Eaton Vance Special Equities Fund
			dated July 28, 2011